Schedule of convertible notes (Details) (Paranthetical) - USD ($)							1 Months Ended				12 Months Ended
		Jul. 31, 2024	Mar. 15, 2024	May 26, 2023	May 15, 2023	Nov. 17, 2022	Jan. 31, 2025	Jul. 31, 2024	May 31, 2024	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Convertible promissory note											$ 100,000
Conversion of 8i rights						891,725
Advisory services payment											$ 1,282,865	$ 2,364,263	$ 1,330,769
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Conversion of 8i rights									700,000	700,000
Advisory services payment			$ 180,000		$ 180,000
Debt principal amount					712,254
Debt with unpaid and accured interest					$ 731,373
Accrued interests					8.00%
Convertible Note			$ 911,373		$ 911,373					$ 889,000
James Tan Settlement Agreement [Member] | Mr. Meng Dong Tan [Member]
Line of Credit Facility [Line Items]
Debt principal amount				$ 22,500
Debt with unpaid and accured interest				$ 24,004
Accrued interests				8.00%
Maturity date				Mar. 15, 2024
Debt amount convertible				$ 24,004
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Conversion of 8i rights		1,408,750						1,408,750
Maturity date	[1]										Jul. 31, 2024
Madam Chong Ah Kaw [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Maturity date											Jan. 01, 2025
Madam Chong Ah Kaw [Member] | Convertible Notes Third Parties [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Conversion of 8i rights							3,333
Rosli Bin Abd Latif [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Conversion of 8i rights											999
Meng Dong James Tan [Member] | 8i Holdings 2 Ptd Ltd [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name											10.00%

[1]	On July 31, 2024, Maxim has assigned the convertible note to a third party, and the entire amount convertible notes has been converted into 1,408,750 share of the Company’s ordinary share on July 31, 2024. (refer to Note 16)